As filed with the Securities and Exchange Commission on July 16, 2014

Securities Act Registration No. 333-193138

Investment Company Registration File No. 811-22928

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 5	☒

Carlyle Select Trust

(Exact name of Registrant as Specified in Charter)

520 Madison Avenue, 38th Floor

New York, NY 10022

(Address of Principal Executive Offices) (Zip Code)

(212) 813-4900

(Registrant’s Telephone Number, including area code)

Copies to:

Orit Mizrachi Chief Operating Officer Carlyle Select Trust 520 Madison Avenue, 38th Floor New York, NY 10022 (212) 813-4508	Donald R. Crawshaw William G. Farrar Sullivan & Cromwell LLP 125 Broad Street New York, NY 10004 (212) 558-4000
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 1 to the Registration Statement of Carlyle Select Trust (the “Registrant”) hereby incorporates Parts A, B and C from the Registrant’s Pre-Effective Amendment No. 4 on Form N-1A filed on June 24, 2014. This PEA No. 1 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary provided in Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 16th day of July, 2014.

CARLYLE SELECT TRUST

By:	/s/ Michael J. Petrick

	Name:	Michael J. Petrick
	Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

	Signature	Title	Date

	/s/ Michael J. Petrick	President and Chief Executive Officer (Principal Executive Officer)	July 16, 2014
Michael J. Petrick

	/s/ Karen Vejseli	Chief Financial Officer, Treasurer and Principal	July 16, 2014
	Karen Vejseli	Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

	*	Trustee	July 16, 2014
Charles Rossotti

	*	Trustee	July 16, 2014
James A. Meriwether

	*	Trustee	July 16, 2014
Michael L. Rankowitz

*By:	/s/ Karen Vejseli		July 16, 2014
Karen Vejseli, Attorney-in-Fact

SIGNATURES

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following person in the capacity and on the date indicated with respect only to information that specifically relates to Carlyle Cayman Commodity Fund I Ltd.

Signature	Title	Date

/s/ Michael J. Petrick	Director of Carlyle Cayman Commodity Fund I Ltd.	July 16, 2014
Michael J. Petrick

SIGNATURES

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following person in the capacity and on the date indicated with respect only to information that specifically relates to Carlyle Cayman Core Fund I Ltd.

Signature	Title	Date

/s/ Michael J. Petrick	Director of Carlyle Cayman Core Fund I Ltd.	July 16, 2014
Michael J. Petrick

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase